John Hancock
Equity Income Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Common stocks 96.3%		$1,759,201,035
(Cost $1,380,927,987)
Communication services 6.2%		113,106,800
Diversified telecommunication services 2.6%
AT&T, Inc.	97,590	3,647,914
CenturyLink, Inc. (A)	181,898	2,635,702
Telefonica SA	1,087,127	8,314,414
Verizon Communications, Inc.	539,960	32,527,190
Entertainment 0.5%
The Walt Disney Company	64,109	9,717,642
Media 3.1%
Comcast Corp., Class A	468,370	20,678,536
Fox Corp., Class B	601,437	21,038,266
News Corp., Class A	1,129,436	14,547,136
Consumer discretionary 2.3%		41,487,342
Hotels, restaurants and leisure 1.1%
Las Vegas Sands Corp.	274,341	17,214,898
MGM Resorts International	106,600	3,405,870
Leisure products 0.4%
Mattel, Inc. (A)(B)	627,562	7,342,475
Multiline retail 0.5%
Kohl's Corp.	192,306	9,040,305
Specialty retail 0.3%
L Brands, Inc.	234,263	4,483,794
Consumer staples 7.7%		141,275,633
Food and staples retailing 0.7%
Walmart, Inc.	107,392	12,789,313
Food products 3.7%
Bunge, Ltd.	144,171	7,695,848
Conagra Brands, Inc.	751,227	21,687,923
Kellogg Company	59,781	3,892,939
Tyson Foods, Inc., Class A	381,084	34,255,641
Household products 1.6%
Kimberly-Clark Corp.	215,542	29,386,996
Tobacco 1.7%
Philip Morris International, Inc.	380,646	31,566,973
Energy 8.4%		154,160,285
Oil, gas and consumable fuels 8.4%
Chevron Corp.	59,297	6,945,458
Equitrans Midstream Corp. (A)	141,808	1,413,826
Exxon Mobil Corp.	478,858	32,624,596
Hess Corp.	71,832	4,460,049
Occidental Petroleum Corp.	538,951	20,787,340
Pioneer Natural Resources Company	77,698	9,932,912
Targa Resources Corp.	124,000	4,529,720
TC Energy Corp.	631,481	32,161,327
TOTAL SA, ADR	786,164	41,305,057
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials 23.8%		$434,459,696
Banks 11.6%
Bank of America Corp.	57,422	1,913,301
Citigroup, Inc.	86,677	6,511,176
Fifth Third Bancorp	920,396	27,786,755
JPMorgan Chase & Co.	468,132	61,681,072
The PNC Financial Services Group, Inc.	131,448	20,139,148
U.S. Bancorp	363,334	21,810,940
Wells Fargo & Company	1,339,175	72,931,468
Capital markets 5.0%
Franklin Resources, Inc.	338,897	9,316,279
Morgan Stanley	714,989	35,377,656
Northern Trust Corp.	53,315	5,717,501
Raymond James Financial, Inc.	75,400	6,772,428
State Street Corp.	378,930	28,457,643
The Bank of New York Mellon Corp.	98,852	4,840,782
Diversified financial services 0.6%
AXA Equitable Holdings, Inc.	408,819	10,114,182
Insurance 6.6%
American International Group, Inc.	588,028	30,965,554
Brighthouse Financial, Inc. (B)	53,004	2,181,645
Chubb, Ltd.	212,465	32,184,198
Loews Corp.	293,627	14,945,614
Marsh & McLennan Companies, Inc.	75,583	8,168,255
MetLife, Inc.	476,606	23,787,405
Willis Towers Watson PLC	45,086	8,856,694
Health care 12.5%		228,771,498
Biotechnology 1.8%
AbbVie, Inc.	169,900	14,905,327
Gilead Sciences, Inc.	281,782	18,947,022
Health care equipment and supplies 2.2%
Becton, Dickinson and Company	23,455	6,063,118
Medtronic PLC	242,968	27,064,206
Zimmer Biomet Holdings, Inc.	45,700	6,639,296
Health care providers and services 3.1%
Anthem, Inc.	86,834	25,065,502
CVS Health Corp.	410,695	30,913,013
Pharmaceuticals 5.4%
Allergan PLC	84,656	15,656,281
Bristol-Myers Squibb Company	145,017	8,257,268
GlaxoSmithKline PLC	304,410	6,916,050
Johnson & Johnson	283,734	39,010,588
Pfizer, Inc.	761,522	29,333,827
Industrials 12.5%		227,547,754
Aerospace and defense 3.6%
L3Harris Technologies, Inc.	143,300	28,816,197
The Boeing Company	91,811	33,619,352
United Technologies Corp.	25,800	3,827,172
Air freight and logistics 1.6%
United Parcel Service, Inc., Class B	234,923	28,127,331
Airlines 1.4%
Alaska Air Group, Inc. (A)	205,126	14,155,745
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc.	125,113	$7,170,226
Southwest Airlines Company	75,133	4,330,666
Building products 0.9%
Johnson Controls International PLC	382,689	16,390,570
Commercial services and supplies 0.7%
Stericycle, Inc. (A)(B)	201,158	12,636,746
Electrical equipment 0.9%
Emerson Electric Company	144,692	10,686,951
nVent Electric PLC	201,400	4,976,594
Industrial conglomerates 1.9%
General Electric Company	3,080,394	34,716,040
Machinery 0.8%
Flowserve Corp.	19,485	948,920
PACCAR, Inc.	84,049	6,839,067
Snap-on, Inc.	44,200	7,092,332
Professional services 0.7%
Nielsen Holdings PLC	675,900	13,213,845
Information technology 7.9%		144,574,140
Communications equipment 1.1%
Cisco Systems, Inc.	445,385	20,180,394
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	36,900	3,420,999
IT services 0.6%
Cognizant Technology Solutions Corp., Class A	161,832	10,375,050
Semiconductors and semiconductor equipment 4.2%
Applied Materials, Inc.	234,073	13,552,827
NXP Semiconductors NV	37,500	4,334,250
QUALCOMM, Inc.	537,998	44,949,733
Texas Instruments, Inc.	123,110	14,799,053
Software 1.6%
Microsoft Corp.	188,836	28,585,994
Technology hardware, storage and peripherals 0.2%
Hewlett Packard Enterprise Company	82,000	1,298,060
Western Digital Corp.	61,152	3,077,780
Materials 4.5%		81,193,375
Chemicals 3.4%
Akzo Nobel NV	23,504	2,250,824
CF Industries Holdings, Inc.	361,690	16,713,695
Corteva, Inc.	259,823	6,760,594
Dow, Inc.	273,813	14,613,400
DuPont de Nemours, Inc.	275,723	17,869,608
PPG Industries, Inc.	21,500	2,770,060
Construction materials 0.0%
Vulcan Materials Company	600	85,122
Containers and packaging 0.9%
International Paper Company	354,846	16,443,564
Metals and mining 0.2%
Nucor Corp.	65,410	3,686,508
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate 3.4%		$62,735,963
Equity real estate investment trusts 3.4%
Equity Residential	208,664	17,757,306
Rayonier, Inc.	399,945	12,250,315
SL Green Realty Corp.	126,899	10,828,292
Weyerhaeuser Company	742,123	21,900,050
Utilities 7.1%		129,888,549
Electric utilities 4.9%
Edison International	333,032	23,012,511
Evergy, Inc.	89,268	5,647,986
NextEra Energy, Inc.	78,628	18,384,799
The Southern Company	698,937	43,327,105
Multi-utilities 2.2%
CenterPoint Energy, Inc.	290,000	7,122,400
NiSource, Inc.	889,453	23,526,032

Sempra Energy	60,214	8,867,716
Preferred securities 2.0%		$36,715,189
(Cost $31,660,928)
Health care 0.8%		14,124,988
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.125%	226,871	14,124,988
Utilities 1.2%		22,590,201
Electric utilities 0.4%
The Southern Company, 6.750%	143,337	7,550,993
Multi-utilities 0.7%
Sempra Energy, 6.000%	81,226	9,577,358
Sempra Energy, 6.750%	25,877	3,045,982
Water utilities 0.1%
Aqua America, Inc., 6.000%	40,596	2,415,868

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.2%				$4,173,683
(Cost $3,635,176)
Financials 0.2%				4,173,683
Insurance 0.2%
AXA SA (C)	7.250	05-15-21	3,613,000	4,173,683

	Yield (%)	Shares	Value
Short-term investments 1.8%			$32,348,101
(Cost $32,346,947)
Short-term funds 1.8%			32,348,101
John Hancock Collateral Trust (D)	1.7887(E)	1,126,147	11,268,570
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5954(E)	1,826,390	1,826,390
T. Rowe Price Government Reserve Fund	1.6309(E)	19,253,141	19,253,141

Total investments (Cost $1,448,571,038) 100.3%	$1,832,438,008
Other assets and liabilities, net (0.3%)	(5,402,435)
Total net assets 100.0%	$1,827,035,573

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $10,319,452.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-19.
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$113,106,800	$104,792,386	$8,314,414	—
Consumer discretionary	41,487,342	41,487,342	—	—
Consumer staples	141,275,633	141,275,633	—	—
Energy	154,160,285	154,160,285	—	—
Financials	434,459,696	434,459,696	—	—
Health care	228,771,498	221,855,448	6,916,050	—
Industrials	227,547,754	227,547,754	—	—
Information technology	144,574,140	144,574,140	—	—
Materials	81,193,375	78,942,551	2,250,824	—
Real estate	62,735,963	62,735,963	—	—
Utilities	129,888,549	129,888,549	—	—
Preferred securities	36,715,189	36,715,189	—	—
Convertible bonds	4,173,683	—	4,173,683	—
Short-term investments	32,348,101	32,348,101	—	—
Total investments in securities	$1,832,438,008	$1,810,783,037	$21,654,971	—
|	7

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,126,147	$8,171,462	$32,795,873	$(29,698,222)	$(120)	$(423)	$20,923	—	$11,268,570
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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